Acquired Properties, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 1,976	$ 2,010
Accumulated amortization	(1,228)	(1,231)
Net book value December 31,	$ 748	$ 779